Investment	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Investment

Note 7 — Investment

The following table sets forth the Company’s equity securities without readily determinable fair value:

December 31, 2025
USD
Prime Source Technology Limited	$568,139

In December 2025, the Company acquired 6% ownership stake in a third-party private company’s issued share capital, with a consideration of US$568,139 (equivalent to HK$4,422,000). No impairment existed as of December 31, 2025, and there was no observable price changes for the year ended December 31, 2025.